Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement of Comprehensive Income [Abstract]
Net income (loss)	$ 4,023	$ (24,342)	$ (164,019)
Foreign currency translation gain (loss)	(1,481)	3,494	837
Comprehensive income (loss)	2,542	$ (20,848)	$ (163,182)
Less: Comprehensive income (loss) attributable to non-controlling interests	12,883
Comprehensive income (loss) attributable to Perella Weinberg Partners	$ (10,341)